RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Compensation
Compensation for the year ended December 31, 2020 of these personnel is detailed below:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Short-term employee benefits	1,274	800
Performance related bonus	584	213
Post-employment benefits	41	42
Share-based compensation benefits	626	542

	2,525	1,597

Schedule of Company's Shares and Share Option Plan
Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2020	9,077,706	10,414,004
Shares of retired director	—	—
Options of retired director	—	—
Shares purchased during the year	—	—
Shares sold during the year	—	—
Granted	—	8,480,000
Expired / forfeited	—	(1,500,000)

At December 31, 2020	9,077,706	17,394,004

	‘A’ Ordinary Shares	Share options
At January 1, 2019	9,139,706	8,655,004
Shares of retired director	(30,000)	—
Options of retired director	—	(215,000)
Shares purchased during the year	—	—
Shares sold during the year	(32,000)	—
Granted	—	4,060,000
Expired / forfeited	—	(2,086,000)

At December 31, 2019	9,077,706	10,414,004